Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2018
Capital Requirements and Regulatory Adjustments Over Transitional Period

The capital requirements and regulatory adjustments are being phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2017	March 2018	March 2019	March 2020	March 2021	March 2022
Minimum Common Equity Tier 1 capital	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%
Phase-in of deductions from capital	80.0%	100.0%	100.0%	100.0%	100.0%	100.0%
Phase out of recognition of capital instruments that no longer qualify as capital	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
Capital conservation buffer	1.25%	1.875%	2.5%	2.5%	2.5%	2.5%
Countercyclical capital buffer (1)	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs (2)	0.50%	0.75%	1.0%	1.0%	1.0%	1.0%

Notes:

(1)	Figures assume that the countercyclical capital buffer will continue to be 0.01% after March 2018.
(2)	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis.

Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency

Capital adequacy ratios of MHFG, MHBK, and MHTB as of March 31, 2017 and 2018 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2017		2018
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (Note)	3,857	6.25	4,247	7.135
Actual	7,002	11.34	7,437	12.49
Tier 1 capital:
Required (Note)	4,783	7.75	5,140	8.635
Actual	8,212	13.30	9,192	15.44
Total risk-based capital:
Required (Note)	6,017	9.75	6,331	10.635
Actual	10,051	16.28	10,860	18.24
MHBK:
Common Equity Tier 1 capital:
Required	2,541	4.50	2,400	4.50
Actual	6,304	11.16	6,584	12.34
Tier 1 capital:
Required	3,388	6.00	3,200	6.00
Actual	7,536	13.34	8,330	15.61
Total risk-based capital:
Required	4,517	8.00	4,267	8.00
Actual	9,149	16.20	9,881	18.52
MHTB:
Common Equity Tier 1 capital:
Required	112	4.50	112	4.50
Actual	466	18.73	498	19.99
Tier 1 capital:
Required	149	6.00	149	6.00
Actual	466	18.73	499	20.05
Total risk-based capital:
Required	199	8.00	199	8.00
Actual	485	19.47	505	20.28
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,432	4.50	2,312	4.50
Actual	6,057	11.20	6,330	12.32
Tier 1 capital:
Required	3,243	6.00	3,082	6.00
Actual	7,316	13.53	8,081	15.73
Total risk-based capital:
Required	4,324	8.00	4,109	8.00
Actual	8,938	16.53	9,619	18.72
MHTB:
Common Equity Tier 1 capital:
Required	113	4.50	112	4.50
Actual	475	18.98	504	20.28
Tier 1 capital:
Required	150	6.00	149	6.00
Actual	475	18.98	504	20.28
Total risk-based capital:
Required	200	8.00	199	8.00
Actual	493	19.70	509	20.50

Note:	The required ratios disclosed above, at March 31, 2017 and 2018, include the transitional capital conservation buffer of 1.25% and 1.875%, respectively, the countercyclical capital buffer of 0% and 0.01%, respectively, and the transitional additional loss absorbency requirements for G-SIBs and D-SIBs of 0.5% and 0.75%, respectively, which are all both in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.